Accounts Receivable and Other Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Receivable and Other Receivables, Net [Abstract]
Schedule of Accounts Receivable and Other Receivables

Accounts receivable and other receivables as of December 31, 2025 and 2024 are summarized as below:

	December 31,	December 31,
	2025	2024
Customers by sales provision of services	€1,868,572	€3,360,994
VAT receivable	11,131	41,242
Others	34,960	39,460
	€1,914,663	€3,441,696
Allowance for doubtful accounts	(174,888)	(515,564)
	€1,739,775	€2,926,132